Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (6)	Adj. EBITDA(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	(in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,995,654	$1,037,878	$1,442,208	$723,121	$35.03	$48.02	$(240,081)	$(31,001)
2021	3,091,653	3,333,231	1,495,718	1,509,789	62.72	74.24	(144,773)	(238,693)
2020	2,979,328	(169,142)	1,327,790	283,833	60.43	75.55	(510,935)	(544,822)

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) For the fiscal years ended December 31, 2022, 2021 and 2020, our principal executive officer (“PEO”) was Peter Ingram and our Non-PEO NEOs were Jonathan Snook, Shannon Okinaka, Aaron Alter, and Theodoros Panagiotoulias.
Peer Group Issuers, Footnote [Text Block]	(5) The peer group used is the NYSE ARCA Airline Index, as used in the Company's performance graph in our Annual Report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 2,995,654	$ 3,091,653	$ 2,979,328
PEO Actually Paid Compensation Amount	$ 1,037,878	3,333,231	(169,142)
Adjustment To PEO Compensation, Footnote [Text Block]
(3)     Compensation actually paid does not mean that our PEO and Non-PEO named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2022		2021		2020
Adjustments*	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs

Summary Compensation Table Total**	$2,995,654	$1,442,208	$3,091,653	$1,495,718	$2,979,328	$1,327,790
(Deduct): Grant date fair value of equity awards in fiscal year as reported in SCT	(1,460,368)	(567,053)	(1,944,900)	(647,447)	(2,432,940)	(902,684)
Add: Fair value of equity awards granted in current fiscal year at end of year	645,875	256,910	1,739,201	578,971	990,386	415,857
Adjust for: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(1,060,082)	(352,749)	(30,471)	(9,451)	(1,711,714)	(559,392)
Adjust for: Change in fair value at vesting of equity awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—
Adjust for: Change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(83,201)	(56,195)	477,748	91,998	5,798	2,262
(Deduct): Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—
Add: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation Actually Paid	$1,037,878	$723,121	$3,333,231	$1,509,789	$(169,142)	$283,833

*    The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**    Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation" and, accordingly, the adjustments with respect to such items prescribed by the PVP Rules are not relevant to our analysis and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 1,442,208	1,495,718	1,327,790
Non-PEO NEO Average Compensation Actually Paid Amount	$ 723,121	1,509,789	283,833
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)     Compensation actually paid does not mean that our PEO and Non-PEO named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2022		2021		2020
Adjustments*	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs

Summary Compensation Table Total**	$2,995,654	$1,442,208	$3,091,653	$1,495,718	$2,979,328	$1,327,790
(Deduct): Grant date fair value of equity awards in fiscal year as reported in SCT	(1,460,368)	(567,053)	(1,944,900)	(647,447)	(2,432,940)	(902,684)
Add: Fair value of equity awards granted in current fiscal year at end of year	645,875	256,910	1,739,201	578,971	990,386	415,857
Adjust for: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(1,060,082)	(352,749)	(30,471)	(9,451)	(1,711,714)	(559,392)
Adjust for: Change in fair value at vesting of equity awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—
Adjust for: Change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(83,201)	(56,195)	477,748	91,998	5,798	2,262
(Deduct): Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—
Add: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation Actually Paid	$1,037,878	$723,121	$3,333,231	$1,509,789	$(169,142)	$283,833

*    The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**    Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation" and, accordingly, the adjustments with respect to such items prescribed by the PVP Rules are not relevant to our analysis and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.

Compensation Actually Paid vs. Net Income [Text Block]	We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.
Tabular List [Table Text Block]	The following table lists the four financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link compensation actually paid for our Named Executive Officers to Company performance for the most recently completed fiscal year.

Metric	Overview
Adjusted EBITDA	Company-selected measure included in the above table. Actual adjusted EBITDA is a key measure used in determining payouts under our short-term and long-term incentive compensation plans.
Annualized TSR	Key metric in determining payouts under our 2022-2024 and 2021-2023 long-term performance-based award program.
Adjusted Pre-Tax Return on Invested Capital	Key metric in determining payouts under our 2020-2022 long-term performance-based award program.
CASM Ex-Fuel and Non-Recurring Items	Key metric in determining payouts under our 2022 short-term incentive compensation plan

Total Shareholder Return Amount	$ 35.03	62.72	60.43
Peer Group Total Shareholder Return Amount	48.02	74.24	75.55
Net Income (Loss)	$ (240,081,000)	$ (144,773,000)	$ (510,935,000)
Company Selected Measure Amount	(31,001,000)	(238,693,000)	(544,822,000)
PEO Name	Peter Ingram	Peter Ingram	Peter Ingram
Additional 402(v) Disclosure [Text Block]	(2) Amounts reported in columns (b) and (d) are the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and the average total compensation for our Non-PEO NEOs, respectively.(4) Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.(6) The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(7) In the Company's assessment adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2022 to link compensation actually paid to performance. As discussed in the CD&A, Adjusted EBITDA is the Company’s earnings before interest, taxes, depreciation and amortization, and can be calculated by adding the Company’s interest expense, depreciation and amortization expense to its adjusted income before income taxes, each as reported in the financial statements in the Company’s Annual Report, filed on February 15, 2023, and excluding costs associated with new collective bargaining agreements, special items and adjustments reported in earnings releases, and any payments to be made under the 2022 incentive payment plans.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annualized TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	CASM Ex-Fuel and Non-Recurring Items
PEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,460,368)	$ (1,944,900)	$ (2,432,940)
PEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	645,875	1,739,201	990,386
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,060,082)	(30,471)	(1,711,714)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,201)	477,748	5,798
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(567,053)	(647,447)	(902,684)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,910	578,971	415,857
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(352,749)	(9,451)	(559,392)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,195)	91,998	2,262
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0